Financial risk management	12 Months Ended
Dec. 31, 2024
Financial risk management
Financial risk management

4.Financial risk management

4.1 Capital management

The Group continuously optimizes its capital structure to maximize shareholder value while keeping the financial flexibility to execute the strategic projects. The Group’s capital structure policy and framework aim to optimize shareholder value through cash flow distribution to the Group from its subsidiaries, while maintaining an investment-grade rating and minimizing investments with returns below the Group’s weighted average cost of capital.

Debt net of cash is defined as non-current and current interest-bearing loans and borrowings and bank overdrafts minus cash and cash equivalents. Debt net of cash is a financial performance indicator that is used by the Group’s management to highlight changes in the Group’s overall liquidity position.

The following table provides a reconciliation of the Group’s debt net of cash:

	At December 31,
(Euro thousands)	2024	2023
Non-current borrowings	25,222	32,381
Current borrowings	158,540	35,720
Bank overdrafts	—	280
Debt	183,762	68,381
Cash and cash equivalents	(18,043)	(28,130)
Debt net of cash	165,719	40,251

The ratio of debt net of cash to total consolidated equity was as follows:

	At December 31,
(Euro thousands)	2024	2023
Debt net of cash	165,719	40,251
Total equity	(32,911)	165,628
Total capital	132,808	205,879
Gearing ratio	124.8%	20%

4.2 Fair value estimation

The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).
●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).
●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

The following table presents the Group’s assets and liabilities that are measured at fair value at December 31, 2024 and 2023.

	At December 31,
(Euro thousands)	2024	2023
Assets
Other non-current assets
- Financial assets at fair value through profit or loss
Level 1	1,054	1,075
Level 3	1,656	1,585
	2,710	2,660
Liabilities
Other current liabilities
- Warrant liabilities
Level 1	791	2,612
Level 3	432	1,429
	1,223	4,041

Financial assets at fair value through profit or loss included in Level 1 are publicly listed investment fund shares and included in Level 3 are non-listed investment fund shares, the fair value of which are determined using a valuation model for which not all inputs are market observable rates.

Warrant liabilities included in Level 1 are public warrants with using of an observable market quote in an active market and included in Level 3 are private placement warrants with using a Black-Scholes Model.

During the years ended December 31, 2024 and 2023, there are no transfers among levels of the fair value hierarchy used in measuring the fair value of financial instruments, and also no changes in the classification of financial assets as a result of a change in the purpose or use of those assets.

The carrying amount of cash and cash equivalents, trade receivables and most other current assets, as adjusted for impairment where necessary as required by IFRS 9, approximates their estimated realizable value and their fair value. Lease liabilities are reported at present value, while all of the other financial liabilities recorded at amortized cost approximate fair value.

4.3 Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. The Group did not use any derivative financial instruments to hedge certain risk exposures.

(a)Market risk

Foreign exchange risk

The Group has a vast international presence, and therefore is exposed to the risk that changes in currency exchange rates could adversely impact revenue, expenses, margins and profit. The Group’s management assesses its foreign exchange risk by performing a regular review.

The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the main foreign currencies against the Euro, with all other variables held constant, of the Group’s loss before tax due to differences arising on settlement or translation of monetary assets and liabilities and the Group’s equity excluding the impact of accumulated losses due to the changes of exchange fluctuation reserve of certain overseas subsidiaries of which the functional currencies are currencies other than Euro.

	At December 31, 2024		At December 31, 2023
	Increase / (decrease) in	Increase / (decrease) in	Increase / (decrease) in	Increase / (decrease) in
	loss before tax if Euro	loss before tax if Euro	loss before tax if Euro	loss before tax if Euro
(Euro thousands)	strengthens by 5%	weakens by 5%	strengthens by 5%	weakens by 5%
USD	(12,342)	12,342	(12,046)	12,046
CNY	(438)	438	72	(72)
HKD	(31)	31	(256)	256
GBP	30	(30)	136	(136)
JPY	(1,169)	1,169	(1,094)	1,094
Total	(13,950)	13,950	(13,188)	13,188

Interest rate risk

The Group does not have any significant interest-bearing financial assets or liabilities except for cash and cash equivalents and borrowings, details of which are disclosed in Notes 23 and 24 respectively.

The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s borrowings with floating interest rates. The Group’s policy is to manage its interest cost using a mix of fixed and variable rate debts. As at December 31, 2024, approximately 91% (December 31, 2023: 71%) of the Group’s interest-bearing borrowings bore interest at fixed rates.

The following table demonstrates the sensitivity to a reasonably possible change in interest rate, with all other variables held constant, of the Group’s loss before tax (through the impact on floating rate borrowings).

	Increase/(decrease)	Increase/(decrease)
(Euro thousands)	in basis points	in loss before tax
2024	100	163
	(100)	(163)
2023	100	195
	(100)	(195)

(b)Credit risk

Credit risk is defined as the risk of financial loss caused by the failure of a counterparty to repay amounts owed or meet its contractual obligations. The maximum risk to which an entity is exposed is represented by all the financial assets recognized in the financial statements. Management considers its credit risk to relate primarily to trade receivables generated from the wholesale channel and mitigates the related effects through specific commercial and financial strategies.

With regards to trade receivables, credit risk management is carried out by monitoring the reliability and solvency of customers.

The following table provides the aging of trade receivables:

		0-90 days	90-180 days	>180 days
(Euro thousands)	Not yet due	overdue	overdue	overdue	Total
Trade receivables, gross	8,479	13,728	4,072	8,271	34,550
Loss allowance	—	(153)	(617)	(5,681)	(6,451)
Total trade receivables at December 31, 2024	8,479	13,575	3,455	2,590	28,099
Trade receivables, gross	30,738	8,602	4,552	7,948	51,840
Loss allowance	—	(199)	(536)	(5,448)	(6,183)
Total trade receivables at December 31, 2023	30,738	8,403	4,016	2,500	45,657

(c)Liquidity risk

Liquidity risk refers to the difficulty the Group could have in meeting its financial obligations.

According to management, the funds and credit lines currently available, in addition to those that will be generated by operating and financing activities, will enable the Group to meet its financial requirement arising from investing activities, working capital management and punctual loan repayment as planned.

As of December 31, 2024, the Group has undrawn cash credit lines of $6 million (December 31, 2023: $13 million) available at banks.

The table below analysis the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	As at December 31, 2024
		Less than 1	1 to 3	Over 3
	On demand	year	years	years	Total
Trade payables	38,845	41,579	—	—	80,424
Other current liabilities	9,358	93,231	—	—	102,589
Lease liabilities	—	53,348	55,169	76,700	185,217
Borrowings	—	158,540	14,792	10,430	183,762
	48,203	346,698	69,961	87,130	551,992

	As at December 31, 2023
		Less than 1	1 to 3	Over 3
	On demand	year	years	years	Total
Trade payables	20,907	57,669	—	—	78,576
Other current liabilities	8,758	88,527	—	—	97,285
Lease liabilities	—	37,824	58,685	70,867	167,376
Bank overdrafts	280	—	—	—	280
Borrowings	—	35,720	21,794	10,587	68,101
	29,945	219,740	80,479	81,454	411,618